long-term debt - Long-term debt maturities (Details) - CAD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	$ 1,694.0	$ 1,837.0
Total	32,940.0	32,781.0
Composite long-term debt
Long-term debt maturities
Total	20,314.0
Total	9,624.0
Total	29,938.0
Canadian Dollars
Long-term debt maturities
Total	15,603.0
Total	7,238.0
Total	22,841.0
Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	14,190.0
Future cash outflows in respect of associated interest and like carrying costs	6,893.0
Undiscounted contractual maturities	21,083.0
Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	1,413.0
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	345.0
Undiscounted contractual maturities - Finance leases	1,758.0
U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	4,214.0
Future cash outflows in respect of associated interest and like carrying costs	2,263.0
Undiscounted contractual maturities	6,477.0
U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	92.0
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	16.0
Undiscounted contractual maturities - Finance leases	108.0
U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(3,605.0)
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	(2,211.0)
Undiscounted contractual maturities - Derivative Liabilities, Receive	(5,816.0)
U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	3,836.0
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	2,282.0
Undiscounted contractual maturities - Derivative Liabilities, Pay	6,118.0
U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	4,537.0
Total	2,350.0
Total	6,887.0
Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	174.0
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	36.0
Undiscounted contractual maturities - Finance leases	210.0
First year
Long-term debt maturities
Total	3,609.0	4,997.0
First year | Composite long-term debt
Long-term debt maturities
Total	469.0
First year | Canadian Dollars
Long-term debt maturities
Total	206.0
First year | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	8.0
First year | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	198.0
First year | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	221.0
First year | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	14.0
First year | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(210.0)
First year | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	216.0
First year | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	241.0
First year | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	22.0
2 years hence
Long-term debt maturities
Total	2,812.0	2,651.0
2 years hence | Composite long-term debt
Long-term debt maturities
Total	1,919.0
2 years hence | Canadian Dollars
Long-term debt maturities
Total	1,530.0
2 years hence | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,266.0
2 years hence | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	264.0
2 years hence | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	327.0
2 years hence | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	26.0
2 years hence | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(28.0)
2 years hence | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	28.0
2 years hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	353.0
2 years hence | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	36.0
3 years hence
Long-term debt maturities
Total	1,426.0	1,395.0
3 years hence | Composite long-term debt
Long-term debt maturities
Total	759.0
3 years hence | Canadian Dollars
Long-term debt maturities
Total	674.0
3 years hence | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	532.0
3 years hence | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	142.0
3 years hence | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	33.0
3 years hence | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	22.0
3 years hence | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(28.0)
3 years hence | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	28.0
3 years hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	55.0
3 years hence | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	30.0
4 years hence
Long-term debt maturities
Total	1,939.0	1,906.0
4 years hence | Composite long-term debt
Long-term debt maturities
Total	1,311.0
4 years hence | Canadian Dollars
Long-term debt maturities
Total	1,245.0
4 years hence | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,118.0
4 years hence | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	127.0
4 years hence | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	33.0
4 years hence | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	10.0
4 years hence | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(28.0)
4 years hence | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	28.0
4 years hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	43.0
4 years hence | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	23.0
5 years hence
Long-term debt maturities
Total	2,426.0	3,072.0
5 years hence | Composite long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,865.0
5 years hence | Canadian Dollars
Long-term debt maturities
Total	1,121.0
5 years hence | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,019.0
5 years hence | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	102.0
5 years hence | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	688.0
5 years hence | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	8.0
5 years hence | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(397.0)
5 years hence | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	431.0
5 years hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	730.0
5 years hence | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	14.0
5 years hence to 10 years
Long-term debt maturities
Total	8,677.0	8,444.0
5 years hence to 10 years | Composite long-term debt
Long-term debt maturities
Total	6,595.0
5 years hence to 10 years | Canadian Dollars
Long-term debt maturities
Total	5,093.0
5 years hence to 10 years | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	4,809.0
5 years hence to 10 years | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	284.0
5 years hence to 10 years | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,363.0
5 years hence to 10 years | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	12.0
5 years hence to 10 years | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,364.0)
5 years hence to 10 years | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,459.0
5 years hence to 10 years | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	1,470.0
5 years hence to 10 years | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	32.0
Thereafter
Long-term debt maturities
Total	12,051.0	$ 10,316.0
Thereafter | Composite long-term debt
Long-term debt maturities
Total	7,396.0
Thereafter | Canadian Dollars
Long-term debt maturities
Total	5,734.0
Thereafter | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	5,438.0
Thereafter | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	296.0
Thereafter | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,549.0
Thereafter | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,550.0)
Thereafter | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,646.0
Thereafter | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	1,645.0
Thereafter | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	$ 17.0